Earnings/(Loss) per Share - Schedule of Weighted-Average Number of Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Issued ordinary shares at January 1 (in shares)		278,566,306	287,796,585	285,885,025
Effect of shares issued & treasury shares purchased (in shares)	(2,263,773)	(3,037,150)	705,958
Weighted average number of ordinary shareholders to calculate basic earnings per share (in shares)	276,302,533	284,759,435	286,590,983
Weighted average number of ordinary shareholders to calculate diluted earnings per share (in shares)	276,302,533	284,759,435	286,590,983